Quarterly Holdings Report
for

Fidelity® New Markets Income Fund

September 30, 2020

NMI-QTLY-1120
1.808781.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.4%
		Principal Amount(a)	Value
Argentina - 1.4%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (b)		$594,844	$416,019
9.375% 2/1/27 pay-in-kind (b)(c)		16,601,366	11,179,982
Pampa Holding SA 7.375% 7/21/23 (b)		369,000	307,538
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		6,755,000	5,382,891
YPF SA:
8.5% 3/23/25 (b)		36,899,000	29,224,008
8.5% 6/27/29 (b)		18,995,000	13,275,963
8.75% 4/4/24 (b)		49,041,000	39,478,005

TOTAL ARGENTINA			99,264,406

Azerbaijan - 0.2%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		10,034,000	11,433,743
Bahrain - 0.3%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		10,384,000	10,981,080
7.625% 11/7/24 (b)		13,445,000	14,314,723

TOTAL BAHRAIN			25,295,803

Belarus - 0.1%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		7,550,000	7,125,313
Bermuda - 0.1%
GeoPark Ltd. 6.5% 9/21/24 (b)		7,940,000	7,463,600
British Virgin Islands - 1.8%
1MDB Global Investments Ltd. 4.4% 3/9/23		122,400,000	122,508,936
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		6,270,000	6,266,081

TOTAL BRITISH VIRGIN ISLANDS			128,775,017

Canada - 0.8%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (b)		2,605,000	2,600,181
7.25% 4/1/23 (b)		47,303,000	46,760,198
Frontera Energy Corp. 9.7% 6/25/23 (b)		9,070,000	7,386,381

TOTAL CANADA			56,746,760

Cayman Islands - 1.1%
Comcel Trust 6.875% 2/6/24 (b)		11,523,000	11,652,864
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		5,560,000	5,699,000
3.875% 7/18/29 (Reg. S)		16,365,000	16,917,319
DP World Salaam 6% (Reg. S) (c)(d)		2,825,000	2,962,719
Embraer Overseas Ltd. 5.696% 9/16/23 (b)		1,608,000	1,628,100
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		7,735,000	7,768,841
9.375% 5/21/21 (b)		10,435,000	10,598,047
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		4,393,000	4,693,646
Three Gorges Finance I Cayman Islands Ltd. 2.15% 9/22/30 (b)		13,185,000	13,219,281

TOTAL CAYMAN ISLANDS			75,139,817

Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 3.7% 1/30/50 (b)		8,410,000	8,880,434
VTR Comunicaciones SpA 5.125% 1/15/28 (b)		5,395,000	5,560,054

TOTAL CHILE			14,440,488

Georgia - 0.8%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		21,560,000	22,132,688
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		16,537,000	16,371,630
JSC Georgian Railway:
7.75% 7/11/22		1,000,000	1,044,844
7.75% 7/11/22 (b)		12,363,000	12,917,404
Silknet JSC 11% 4/2/24 (Reg. S)		1,800,000	1,889,997

TOTAL GEORGIA			54,356,563

Indonesia - 0.3%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(e)		6,390,000	617,034
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (b)		5,260,000	6,076,352
PT Adaro Indonesia 4.25% 10/31/24 (b)		10,520,000	10,227,413
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		9,134,000	7,501,298

TOTAL INDONESIA			24,422,097

Ireland - 0.3%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		23,365,000	23,124,048
Isle of Man - 0.1%
Sasol Financing International PLC 4.5% 11/14/22		6,655,000	6,438,713
Israel - 0.3%
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		11,735,000	12,087,050
6.125% 6/30/25 (Reg. S) (b)		6,830,000	7,043,438

TOTAL ISRAEL			19,130,488

Kazakhstan - 0.1%
BTA Bank JSC 5.5% 12/21/22 (b)		7,875,716	7,841,260
Luxembourg - 1.0%
CSN Resources SA 7.625% 2/13/23 (b)		42,068,000	43,343,186
Rumo Luxembourg SARL 7.375% 2/9/24 (b)		26,730,000	27,966,263

TOTAL LUXEMBOURG			71,309,449

Malaysia - 0.1%
Petronas Capital Ltd. 3.5% 4/21/30 (b)		8,990,000	10,051,809
Mauritius - 0.0%
Vedanta Holdings Mauritius II Ltd. 13% 8/21/23 (b)		3,880,000	3,996,400
Mexico - 7.4%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	256,910,000	11,753,184
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		2,725,000	2,830,594
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		3,598,000	3,442,836
Metalsa SA de CV 4.9% 4/24/23 (b)		11,590,000	11,600,866
Pemex Project Funding Master Trust:
6.625% 6/15/35		144,309,000	118,649,056
8.625% 2/1/22		30,558,000	31,952,209
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.9003% 3/11/22 (c)(f)		48,662,000	47,539,368
3.5% 1/30/23		15,263,000	14,992,634
4.875% 1/24/22		16,675,000	16,826,117
4.875% 1/18/24		62,658,000	61,874,775
5.375% 3/13/22		5,660,000	5,732,519
6.375% 2/4/21		970,000	981,155
6.5% 6/2/41		11,163,000	8,563,236
7.69% 1/23/50 (b)		198,450,000	166,102,650
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		33,133,000	20,283,608
Unifin Financiera SAPI de CV 7% 1/15/25 (b)		3,025,000	2,459,703

TOTAL MEXICO			525,584,510

Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)		4,080,000	4,261,050
Netherlands - 1.4%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		26,295,000	18,950,807
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		21,155,000	21,571,489
Indo Energy Finance II BV 6.375% 1/24/23 (b)		6,840,000	6,651,524
Metinvest BV 7.75% 4/23/23 (b)		39,388,000	40,052,869
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(e)		42,004,000	10,921,040
Petrobras Global Finance BV 7.375% 1/17/27		2,315,000	2,733,089

TOTAL NETHERLANDS			100,880,818

Nigeria - 0.0%
Fidelity Bank PLC 10.5% 10/16/22 (b)		1,210,000	1,262,431
Panama - 0.1%
Cable Onda SA 4.5% 1/30/30 (b)		3,855,000	4,016,428
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)		4,435,000	4,539,639
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	52,815,000	14,752,358

TOTAL PERU			19,291,997

Saudi Arabia - 1.7%
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		86,226,000	94,606,089
4.375% 4/16/49 (b)		23,494,000	28,090,836

TOTAL SAUDI ARABIA			122,696,925

Singapore - 0.2%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		12,050,000	12,027,406
South Africa - 2.8%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		136,230,000	132,483,675
6.75% 8/6/23 (b)		73,928,000	68,106,170

TOTAL SOUTH AFRICA			200,589,845

Tunisia - 0.3%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		22,219,000	19,879,062
Turkey - 0.9%
Akbank TAS 5.125% 3/31/25 (b)		500,000	462,500
Export Credit Bank of Turkey:
4.25% 9/18/22 (Reg. S)		5,000,000	4,750,000
6.125% 5/3/24 (b)		10,195,000	9,710,738
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		9,757,000	9,619,792
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		24,088,000	23,395,470
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		8,155,000	7,548,472
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		9,030,000	8,649,047

TOTAL TURKEY			64,136,019

Ukraine - 0.0%
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		1,500,000	1,489,219
United Arab Emirates - 0.3%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)		3,480,000	4,068,338
ADES International Holding Ltd. 8.625% 4/24/24 (b)		16,555,000	15,463,405

TOTAL UNITED ARAB EMIRATES			19,531,743

United Kingdom - 2.4%
Biz Finance PLC 9.625% 4/27/22 (b)		28,926,000	29,477,402
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		13,230,000	8,843,428
Liquid Telecommunications Financing PLC 8.5% 7/13/22 (b)		4,695,000	4,744,884
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		27,285,000	27,455,531
7.625% 11/8/26 (b)		7,055,000	6,794,847
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		6,008,500	6,128,670
Tullow Oil PLC 6.25% 4/15/22 (b)		76,366,000	38,660,288
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		3,659,800	3,678,099
Vedanta Resources PLC:
6.375% 7/30/22 (b)		31,985,000	25,268,150
8.25% 6/7/21 (b)		17,950,000	16,844,953

TOTAL UNITED KINGDOM			167,896,252

United States of America - 2.2%
Azul Investments LLP 5.875% 10/26/24 (b)		23,723,000	17,814,490
Citgo Holding, Inc. 9.25% 8/1/24 (b)		16,833,000	16,033,433
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		53,808,000	53,360,586
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		47,409,000	41,245,830
Stillwater Mining Co. 6.125% 6/27/22 (b)		26,886,000	27,154,860

TOTAL UNITED STATES OF AMERICA			155,609,199

Venezuela - 0.3%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		152,515,000	4,194,163
5.5% 4/12/37 (e)		184,250,000	5,066,875
6% 5/16/24 (b)(e)		105,540,000	2,902,350
6% 11/15/26 (Reg. S) (e)		89,700,000	2,466,750
8.5% 12/31/49 (Reg. S) (e)		20,540,000	2,156,700
9% 11/17/21 (Reg. S) (e)		48,700,000	1,339,250
9.75% 5/17/35 (b)(e)		71,700,000	1,971,750
12.75% 2/17/22 (b)(e)		53,000,000	1,457,500

TOTAL VENEZUELA			21,555,338

TOTAL NONCONVERTIBLE BONDS
(Cost $2,498,096,670)			2,087,064,016

Government Obligations - 60.1%
Angola - 0.5%
Angola Republic:
8.25% 5/9/28 (b)		16,125,000	12,789,141
9.375% 5/8/48 (b)		10,330,000	8,038,031
9.5% 11/12/25 (b)		13,140,000	11,423,588

TOTAL ANGOLA			32,250,760

Argentina - 3.8%
Argentine Republic:
0.125% 7/9/30 (g)		390,103,473	161,892,941
0.125% 7/9/35 (g)		109,570,665	40,924,643
0.125% 1/9/38 (g)		53,139,088	22,584,112
1% 7/9/29		34,029,628	15,432,436
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		3,932,000	2,832,269
8.95% 2/19/21 (b)		11,815,340	10,633,806
Mendoza Province 8.375% 5/19/24 (b)(e)		3,040,000	1,970,300
Province of Santa Fe 7% 3/23/23 (b)		3,019,000	2,174,623
Provincia de Cordoba:
7.125% 6/10/21 (b)		7,000,000	4,272,188
7.45% 9/1/24 (b)		11,250,000	6,198,047

TOTAL ARGENTINA			268,915,365

Armenia - 0.0%
Republic of Armenia 7.15% 3/26/25 (b)		2,765,000	2,990,520
Barbados - 0.5%
Barbados Government:
6.5% 2/1/21 (b)		7,510,000	7,463,063
6.5% 10/1/29 (b)		30,515,000	29,389,759

TOTAL BARBADOS			36,852,822

Belarus - 0.2%
Belarus Republic 6.875% 2/28/23 (b)		16,929,000	16,415,840
Bermuda - 0.4%
Bermuda Government:
2.375% 8/20/30 (b)		5,325,000	5,378,250
3.375% 8/20/50 (b)		5,015,000	5,229,705
3.717% 1/25/27 (b)		13,900,000	15,220,500

TOTAL BERMUDA			25,828,455

Brazil - 3.0%
Brazilian Federative Republic:
3.875% 6/12/30		23,770,000	23,770,000
4.5% 5/30/29		28,081,000	29,888,714
4.75% 1/14/50		21,730,000	21,200,331
5% 1/27/45		19,450,000	19,571,563
5.625% 1/7/41		12,354,000	13,384,787
5.625% 2/21/47		12,547,000	13,648,783
7.125% 1/20/37		7,125,000	8,830,547
8.25% 1/20/34		46,301,000	62,086,747
12.25% 3/6/30		13,881,000	22,634,706

TOTAL BRAZIL			215,016,178

Cameroon - 1.0%
Cameroon Republic 9.5% 11/19/25 (b)		69,480,000	71,151,863
Colombia - 0.3%
Colombian Republic 5% 6/15/45		18,315,000	21,371,316
Costa Rica - 0.2%
Costa Rican Republic:
5.625% 4/30/43 (b)		10,328,000	8,488,325
7% 4/4/44 (b)		5,255,000	4,759,059

TOTAL COSTA RICA			13,247,384

Dominican Republic - 2.8%
Dominican Republic:
4.5% 1/30/30 (b)		4,275,000	4,188,164
5.875% 1/30/60 (b)		21,955,000	20,720,031
5.95% 1/25/27 (b)		29,724,000	31,888,279
6% 7/19/28 (b)		18,101,000	19,452,918
6.4% 6/5/49 (b)		22,728,000	22,791,923
6.5% 2/15/48 (b)		2,145,000	2,163,098
6.5% 2/15/48 (Reg. S)		15,510,000	15,640,866
6.85% 1/27/45 (b)		21,099,000	22,233,071
6.875% 1/29/26 (b)		33,169,000	36,921,243
7.45% 4/30/44 (b)		20,824,000	23,381,448

TOTAL DOMINICAN REPUBLIC			199,381,041

Ecuador - 0.4%
Ecuador Republic:
0.5% 7/31/30 (b)(g)		32,225,000	21,832,438
0.5% 7/31/35 (b)(g)		17,865,000	9,959,738

TOTAL ECUADOR			31,792,176

Egypt - 3.5%
Arab Republic of Egypt:
, yield at date of purchase 12.9488% to 13.619% 12/15/20 to 3/23/21	EGP	299,375,000	18,165,730
7.0529% 1/15/32 (b)		4,740,000	4,516,331
7.5% 1/31/27 (b)		94,074,000	98,660,108
7.6003% 3/1/29 (b)		50,819,000	51,978,308
7.903% 2/21/48 (b)		25,090,000	23,098,481
8.5% 1/31/47 (b)		41,441,000	39,990,565
8.7002% 3/1/49 (b)		9,520,000	9,264,150

TOTAL EGYPT			245,673,673

El Salvador - 0.7%
El Salvador Republic:
5.875% 1/30/25 (b)		2,570,000	2,245,538
7.1246% 1/20/50 (b)		13,978,000	10,898,472
7.625% 2/1/41 (b)		11,695,000	9,787,253
7.75% 1/24/23 (b)		17,370,000	16,751,194
9.5% 7/15/52 (b)		7,200,000	6,815,250

TOTAL EL SALVADOR			46,497,707

Gabon - 0.1%
Gabonese Republic 6.375% 12/12/24 (b)		4,195,000	3,949,855
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (b)		3,725,000	3,796,008
Ghana - 0.4%
Ghana Republic:
8.125% 1/18/26 (b)		24,601,924	24,555,795
10.75% 10/14/30 (b)		6,305,000	7,644,813

TOTAL GHANA			32,200,608

Guatemala - 0.1%
Guatemalan Republic:
4.9% 6/1/30 (b)		2,500,000	2,766,406
5.375% 4/24/32 (b)		5,270,000	6,053,913

TOTAL GUATEMALA			8,820,319

Honduras - 0.3%
Republic of Honduras:
5.625% 6/24/30 (b)		3,325,000	3,558,789
8.75% 12/16/20 (b)		16,322,000	16,449,516

TOTAL HONDURAS			20,008,305

Indonesia - 4.7%
Indonesian Republic:
3.85% 10/15/30		14,805,000	16,785,169
4.1% 4/24/28		27,280,000	30,996,900
4.75% 7/18/47 (b)		6,000,000	7,299,375
5.125% 1/15/45 (b)		52,542,000	66,055,146
5.25% 1/17/42 (b)		4,900,000	6,189,313
5.95% 1/8/46 (b)		6,230,000	8,702,531
6.625% 2/17/37		25,086,000	35,245,830
6.75% 1/15/44 (b)		6,465,000	9,659,114
7.75% 1/17/38 (b)		50,057,000	77,338,065
8.5% 10/12/35 (b)		46,486,000	74,450,234

TOTAL INDONESIA			332,721,677

Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		62,481,563	55,491,438
Ivory Coast - 0.7%
Ivory Coast:
5.75% 12/31/32		48,128,380	44,503,711
5.875% 10/17/31 (b)	EUR	5,670,000	6,003,787

TOTAL IVORY COAST			50,507,498

Jamaica - 0.3%
Jamaican Government:
6.75% 4/28/28		6,500,000	7,393,750
7.875% 7/28/45		10,490,000	13,273,128

TOTAL JAMAICA			20,666,878

Jordan - 0.4%
Jordanian Kingdom:
4.95% 7/7/25 (b)		21,355,000	21,248,225
6.125% 1/29/26 (b)		10,480,000	10,712,525

TOTAL JORDAN			31,960,750

Kenya - 0.1%
Republic of Kenya 6.875% 6/24/24 (b)		8,410,000	8,551,919
Lebanon - 0.2%
Lebanese Republic:
5.8% 12/31/49 (e)		8,540,000	1,494,500
6% 1/27/23 (e)		5,256,000	814,680
6.1% 10/4/22 (e)		22,896,000	3,720,600
6.2% 2/26/25 (Reg. S) (e)		5,669,000	857,436
6.375% 12/31/49 (e)		35,061,000	6,223,328
6.65% 11/3/28(Reg. S) (e)		3,000,000	450,000
6.75% 11/29/27 (Reg. S) (e)		3,000,000	450,000

TOTAL LEBANON			14,010,544

Mexico - 3.3%
United Mexican States:
3.25% 4/16/30		25,910,000	26,583,660
3.75% 1/11/28		18,765,000	20,184,103
3.9% 4/27/25		8,095,000	8,851,883
4.5% 4/22/29		10,460,000	11,725,006
4.75% 4/27/32		5,375,000	6,085,508
5.75% 10/12/2110		64,200,000	73,910,250
6.05% 1/11/40		53,348,000	66,985,083
6.5% 6/9/22	MXN	399,150,000	18,655,296

TOTAL MEXICO			232,980,789

Mongolia - 0.1%
Mongolia Government:
5.125% 4/7/26 (b)		3,015,000	3,030,075
10.875% 4/6/21 (b)		5,518,000	5,738,720

TOTAL MONGOLIA			8,768,795

Morocco - 0.2%
Moroccan Kingdom:
1.375% 3/30/26 (b)	EUR	8,965,000	10,458,459
5.5% 12/11/42 (b)		5,750,000	7,124,609

TOTAL MOROCCO			17,583,068

Nigeria - 1.3%
Republic of Nigeria:
6.5% 11/28/27 (b)		25,543,000	24,313,743
6.75% 1/28/21 (b)		2,355,000	2,361,623
7.625% 11/21/25 (b)		61,732,000	64,259,154

TOTAL NIGERIA			90,934,520

Oman - 0.7%
Sultanate of Oman:
3.875% 3/8/22 (b)		3,740,000	3,694,419
4.125% 1/17/23 (b)		9,500,000	9,295,156
4.75% 6/15/26 (b)		14,188,000	12,964,285
5.375% 3/8/27 (b)		12,409,000	11,408,524
6.75% 1/17/48 (b)		17,255,000	14,278,513

TOTAL OMAN			51,640,897

Pakistan - 0.3%
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		7,680,000	8,131,200
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		12,025,000	11,979,906
5.625% 12/5/22 (b)		3,900,000	3,895,125

TOTAL PAKISTAN			24,006,231

Panama - 0.3%
Panamanian Republic:
2.252% 9/29/32		9,700,000	9,830,950
3.87% 7/23/60		7,200,000	8,255,250

TOTAL PANAMA			18,086,200

Papua New Guinea - 0.2%
Papua New Guinea 8.375% 10/4/28 (b)		12,540,000	12,320,550
Paraguay - 0.5%
Republic of Paraguay:
4.95% 4/28/31 (b)		21,130,000	24,405,150
5.4% 3/30/50 (b)		5,660,000	6,852,138
5.6% 3/13/48 (b)		2,315,000	2,849,620

TOTAL PARAGUAY			34,106,908

Qatar - 3.6%
State of Qatar:
3.75% 4/16/30(b)		68,140,000	78,914,638
4% 3/14/29 (b)		24,755,000	28,932,406
4.4% 4/16/50 (b)		16,455,000	21,206,381
4.5% 4/23/28 (b)		10,970,000	13,095,438
4.817% 3/14/49 (b)		65,771,000	88,461,995
5.103% 4/23/48 (b)		11,510,000	15,973,722
9.75% 6/15/30 (Reg. S)		3,827,000	6,422,184

TOTAL QATAR			253,006,764

Romania - 0.5%
Romanian Republic:
3% 2/14/31 (b)		11,414,000	11,713,618
3.624% 5/26/30 (b)	EUR	10,600,000	14,043,606
4.625% 4/3/49	EUR	7,035,000	10,044,744

TOTAL ROMANIA			35,801,968

Russia - 5.1%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		10,400,000	11,700,000
4.375% 3/21/29 (b)		31,600,000	36,308,400
4.375% 3/21/29(Reg. S)		51,600,000	59,288,400
5.1% 3/28/35 (b)		73,600,000	90,206,000
5.1% 3/28/35(Reg. S)		32,400,000	39,710,250
5.25% 6/23/47 (b)		34,600,000	45,845,000
5.25% 6/23/47(Reg. S)		10,800,000	14,310,000
5.625% 4/4/42 (b)		33,100,000	44,312,625
5.875% 9/16/43 (Reg. S)		3,000,000	4,150,313
7.6% 7/20/22	RUB	1,059,280,000	14,314,491

TOTAL RUSSIA			360,145,479

Rwanda - 0.5%
Rwanda Republic 6.625% 5/2/23 (b)		35,780,000	36,808,675
Saudi Arabia - 1.2%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		15,476,000	17,134,834
3.75% 1/21/55 (b)		19,480,000	21,087,100
4.5% 10/26/46 (b)		20,669,000	24,854,473
4.5% 4/22/60 (b)		20,150,000	24,992,297

TOTAL SAUDI ARABIA			88,068,704

Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		40,332,000	39,613,586
7.55% 3/28/30 (b)		1,965,000	1,326,375
7.85% 3/14/29 (b)		8,535,000	5,881,148

TOTAL SRI LANKA			46,821,109

Turkey - 5.3%
Turkish Republic:
3.25% 3/23/23		74,970,000	71,057,503
4.25% 3/13/25		77,380,000	71,213,781
4.875% 4/16/43		21,540,000	16,054,031
5.125% 3/25/22		20,421,000	20,338,040
5.6% 11/14/24		7,450,000	7,221,844
5.75% 3/22/24		7,000,000	6,860,000
5.75% 5/11/47		76,655,000	60,940,725
6% 3/25/27		10,000,000	9,568,750
6% 1/14/41		32,468,000	26,928,148
6.25% 9/26/22		42,106,000	42,356,004
6.35% 8/10/24		10,435,000	10,412,173
6.75% 5/30/40		13,253,000	12,006,390
7.25% 12/23/23		11,832,000	12,157,380
7.375% 2/5/25		10,509,000	10,886,667

TOTAL TURKEY			378,001,436

Ukraine - 3.5%
Ukraine Government:
7.375% 9/25/32 (b)		11,640,000	10,934,325
7.75% 9/1/21 (b)		148,608,000	152,620,416
7.75% 9/1/22 (b)		30,989,000	31,856,692
7.75% 9/1/23 (b)		6,206,000	6,305,296
7.75% 9/1/24 (b)		23,287,000	23,374,326
7.75% 9/1/26 (b)		7,360,000	7,330,100
7.75% 9/1/27 (b)		5,826,000	5,771,381
9.75% 11/1/28 (b)		8,790,000	9,487,706

TOTAL UKRAINE			247,680,242

United Arab Emirates - 1.5%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		17,995,000	17,792,556
3.125% 4/16/30 (b)		26,855,000	29,976,894
3.125% 9/30/49 (b)		36,788,000	39,351,664
3.875% 4/16/50 (b)		16,465,000	20,056,428

TOTAL UNITED ARAB EMIRATES			107,177,542

United States of America - 4.9%
U.S. Treasury Notes 0.375% 9/30/27		353,531,000	351,155,700
Uruguay - 0.2%
Uruguay Republic 5.1% 6/18/50		13,135,000	17,613,214
Uzbekistan - 0.1%
Republic of Uzbekistan 4.75% 2/20/24 (b)		6,095,000	6,401,655
Venezuela - 0.6%
Venezuelan Republic:
6% 12/9/20 (e)		17,250,000	1,336,875
7% 3/31/38 (e)		18,925,000	1,466,688
7.65% 4/21/25 (e)		34,825,000	2,698,938
7.75% 12/31/49 (Reg. S) (e)		29,380,000	2,276,950
8.25% 10/13/24 (e)		30,860,000	2,391,650
9% 5/7/23 (Reg. S) (e)		43,195,000	3,347,613
9.25% 9/15/27 (e)		62,675,000	4,857,313
9.25% 5/7/28 (Reg. S) (e)		70,265,000	5,445,538
9.375% 1/13/34 (e)		46,005,000	3,565,388
11.75% 10/21/26 (Reg. S) (e)		65,000,000	5,037,500
11.95% 8/5/31 (Reg. S) (e)		87,250,000	6,761,875
12.75% 8/23/22 (e)		42,425,000	3,287,938

TOTAL VENEZUELA			42,474,266

TOTAL GOVERNMENT OBLIGATIONS
(Cost $4,432,918,487)			4,271,655,611

Preferred Securities - 0.6%
Cayman Islands - 0.6%
Banco Do Brasil SA:
6.25% (b)(c)(d)		5,460,000	5,111,925
8.5% (b)(c)(d)		6,725,000	6,716,594
Cosan Overseas Ltd. 8.25% (d)		27,445,000	27,993,900
Itau Unibanco Holding SA 6.125% (b)(c)(d)		3,510,000	3,382,872
TOTAL PREFERRED STOCKS
(Cost $41,487,547)			43,205,291
		Shares	Value

Money Market Funds - 8.9%
Fidelity Cash Central Fund 0.10% (h)
(Cost $634,953,816)		634,855,232	634,982,203
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $7,607,456,520)			7,036,907,121
NET OTHER ASSETS (LIABILITIES) - 1.0%			68,356,615
NET ASSETS - 100%			$7,105,263,736

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,884,433,054 or 54.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,846,253
Fidelity Securities Lending Cash Central Fund	30,813
Total	$2,877,066

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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